Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Property and Equipment (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		5 years
Computer hardware and software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives		Shorter of useful life orlease term
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Manufacturing equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Computer hardware and software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Shorter of useful life or lease term